Note 14 - Retirement and Pension Plans (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Defined Contribution Plan, Cost Recognized	$ 1,152,000	$ 1,328,000	$ 1,586,000
Defined Benefit Plan Contributions By Employer Percentage Minimum	2.00%
DefinedBenefitPlanContributionsByEmployer Maximum	15.00%
Defined Benefi tPlan Contributions By Employer Percentage Current	2.00%